Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Matching loans to related parties and loan between Changyou and Sohu	$ 419,507	$ 174,574
Accounts payable	23,869	25,484
Receipts in advance and deferred revenue	43,541	42,166
Accrued salary and benefits	29,765	37,347
Accrued liabilities to suppliers	19,503	14,930
Tax payables	8,381	27,423
Matching loans from related parties	378,678	184,239
Other short-term liabilities	387,537	198,165
Liabilities held for sale	3,902	0
Long-term deferred tax liabilities	29,336	28,500
Other long-term liabilities	$ 14,039	$ 738
Treasury shares, shares (in shares)	2,730	2,730
Class A ordinary shares [Member]
Ordinary shares, par value per share (in US dollars per share)	$ 0.01
Ordinary shares, authorized (in shares)	200,000
Ordinary shares, outstanding (in shares)	34,501	34,089
Class B ordinary shares [Member]
Ordinary shares, par value per share (in US dollars per share)	$ 0.01
Ordinary shares, authorized (in shares)	97,740
Ordinary shares, outstanding (in shares)	70,250	70,250
Consolidated VIEs [Member]
Accounts payable	$ 7,799	$ 8,414
Receipts in advance and deferred revenue	30,785	36,463
Accrued salary and benefits	126	880
Accrued liabilities to suppliers	3,802	3,993
Tax payables	903	13,700
Other short-term liabilities	3,633	6,506
Liabilities held for sale	3,232	0
Long-term deferred tax liabilities	0	1,540
Other long-term liabilities	$ 13,295	$ 0